Digital Assets - Schedule of Changes in Company’s Digital Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Changes in Company’s Digital Asset [Line Items]
Balance at beginning of period	$ 606,781
Sales	(10,000)
Purchases	40,203
Unrealized gains (losses)	617,152
Balance at end of period	1,254,136
RAIN [Member]
Schedule of Changes in Company’s Digital Asset [Line Items]
Balance at beginning of period	606,781
Sales
Purchases	30,203
Unrealized gains (losses)	617,152
Balance at end of period	1,254,136
USDT [Member]
Schedule of Changes in Company’s Digital Asset [Line Items]
Balance at beginning of period
Sales	(10,000)
Purchases	10,000
Unrealized gains (losses)
Balance at end of period